Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 103,000	$ 0	$ 0
Unrecognized compensation expense, period of recognition	2 years 10 months 24 days
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	83,228
New cash settled awards granted (in shares)	26,567
Forfeited awards (in shares)	(2,792)
Awards settled (in shares)	(42,852)
Balance, End of period (in shares)	64,151	83,228
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,100,000	$ 1,600,000	1,200,000
Options maximum term	1 year
Unrecognized compensation expense	$ 1,800,000
Unrecognized compensation expense, period of recognition	22 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 202,000	$ 278,000
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	155,633
New cash settled awards granted (in shares)	22,476
Forfeited awards (in shares)	0
Awards settled (in shares)	(42,443)
Balance, End of period (in shares)	135,666	155,633
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,500,000	$ 1,300,000	$ 1,800
Options maximum term	3 years
Unrecognized compensation expense	$ 1,400,000
Unrecognized compensation expense, period of recognition	21 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 3,500,000	$ 3,600,000